Summary of Unaudited Results of Operations and Financial Position of Equity Investments in Affiliates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Net operating revenues	$ 186,777,871	$ 203,083,755
Net income	40,559,684	43,345,570
Current assets	44,091,846	48,755,477
Noncurrent assets	44,668,968	48,369,312
Total assets	88,760,814	97,124,789
Current liabilities	31,891,679	29,161,233
Noncurrent liabilities	29,015,316	36,047,919
Total liabilities	60,906,995	65,209,152
Members' equity	$ 27,853,819	$ 31,915,637